IMPAIRMENT ON LONG-TERM INVESTMENT	12 Months Ended
Feb. 29, 2012
IMPAIRMENT ON LONG-TERM INVESTMENT
IMPAIRMENT ON LONG-TERM INVESTMENT

5.                                      IMPAIRMENT ON LONG-TERM INVESTMENT

On August 12, 2011, Zhikang acquired 15% equity interest in Beijing Haidian Holiday Culture Training School (“Holiday School”) with consideration of $235,397, recorded as a long-term investment. However, after the investment, Holiday School’s business unexpectedly and quickly deteriorated. Therefore, the long-term investment was fully impaired in the year ended February 29, 2012.